Hedge Accounting - Summary of Cash Flow Hedge Instruments (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 116,430,000,000	R$ 126,549,000,000
Variation in value recognized in Other comprehensive income	(16,000,000)	(1,135,000,000)	R$ (571,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	16,947,000,000	12,550,000,000
Variation in value recognized in Other comprehensive income	(7,217,000,000)	(7,300,000,000)
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	80,052,000,000	92,408,000,000
Book Value, Assets	4,617,000,000	3,293,000,000
Book value, Liabilities	13,028,000,000	13,540,000,000
Variations in fair value used to calculate hedge ineffectiveness	(2,219,000,000)	(1,187,000,000)
Variation in value recognized in Other comprehensive income	(2,217,000,000)	(1,077,000,000)
Hedge ineffectiveness recognized in income	(2,000,000)	(110,000,000)
Amount reclassified from Cash flow hedge reserve to income	0	0
Cash flow hedges [member] | Interest rate risk [Member] | Interest rate futures [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	62,329,000,000	75,743,000,000
Book Value, Assets		256,000,000
Book value, Liabilities	14,000,000	21,000,000
Variations in fair value used to calculate hedge ineffectiveness	(2,200,000,000)	(1,305,000,000)
Variation in value recognized in Other comprehensive income	(2,197,000,000)	(1,193,000,000)
Hedge ineffectiveness recognized in income	(3,000,000)	(112,000,000)
Amount reclassified from Cash flow hedge reserve to income	0	0
Cash flow hedges [member] | Interest rate risk [Member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	17,429,000,000	16,594,000,000
Book Value, Assets	4,617,000,000	3,023,000,000
Book value, Liabilities	12,858,000,000	13,519,000,000
Variations in fair value used to calculate hedge ineffectiveness	(8,000,000)	112,000,000
Variation in value recognized in Other comprehensive income	(9,000,000)	110,000,000
Hedge ineffectiveness recognized in income	1,000,000	2,000,000
Amount reclassified from Cash flow hedge reserve to income	0	0
Cash flow hedges [member] | Foreign exchange risk [member] | Futures [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	294,000,000	6,000,000
Book Value, Assets		5,000,000
Book value, Liabilities	156,000,000
Variations in fair value used to calculate hedge ineffectiveness	(11,000,000)	1,000,000
Variation in value recognized in Other comprehensive income	(11,000,000)	1,000,000
Amount reclassified from Cash flow hedge reserve to income	R$ 0	0
Cash flow hedges [member] | Foreign exchange risk [member] | Option contract [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value		65,000,000
Book Value, Assets		9,000,000
Variations in fair value used to calculate hedge ineffectiveness		5,000,000
Variation in value recognized in Other comprehensive income		5,000,000
Amount reclassified from Cash flow hedge reserve to income		R$ 0